Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Beginning of the year	¥ 976,948	¥ 758,075
Acquisition of subsidiary (Note 33)		335,113
Additions	248,124	216,670
Disposal, net	(576)	(423)
Write-off	(23,259)
Amortization	(282,697)	(332,470)
Exchange differences	(1,477)	(17)
End of the year	917,063	976,948
Cost
Intangible assets
Beginning of the year	1,896,518	1,345,170
End of the year	2,117,286	1,896,518
Accumulated amortization
Intangible assets
Beginning of the year	(919,553)	(587,095)
End of the year	(1,198,729)	(919,553)
Exchange difference
Intangible assets
Beginning of the year	(17)
End of the year	(1,494)	(17)
Application and platform | Ping An Group and its subsidiaries
Intangible assets
Beginning of the year		134,326
Amortization		(134,326)
End of the year
Application and platform | Ping An Group and its subsidiaries | Cost
Intangible assets
Beginning of the year	690,910	690,910
End of the year	690,910	690,910
Application and platform | Ping An Group and its subsidiaries | Accumulated amortization
Intangible assets
Beginning of the year	(690,910)	(556,584)
End of the year	(690,910)	(690,910)
Application and platform, Developed internally
Intangible assets
Beginning of the year	276,896	36,821
Transfer	206,712	360,540
Disposal, net	(576)
Write-off	(17,662)
Amortization	(176,619)	(120,451)
Exchange differences	(1,077)	(14)
End of the year	287,674	276,896
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	404,573	44,033
End of the year	589,526	404,573
Application and platform, Developed internally | Accumulated amortization
Intangible assets
Beginning of the year	(127,663)	(7,212)
End of the year	(300,761)	(127,663)
Application and platform, Developed internally | Exchange difference
Intangible assets
Beginning of the year	(14)
End of the year	(1,091)	(14)
Application and platform, Acquired
Intangible assets
Beginning of the year	44,636
Acquisition of subsidiary (Note 33)		57,355
Additions	3,153
Amortization	(18,080)	(12,719)
End of the year	29,709	44,636
Application and platform, Acquired | Cost
Intangible assets
Beginning of the year	57,355
End of the year	60,508	57,355
Application and platform, Acquired | Accumulated amortization
Intangible assets
Beginning of the year	(12,719)
End of the year	(30,799)	(12,719)
Purchased software
Intangible assets
Beginning of the year	64,996	76,032
Acquisition of subsidiary (Note 33)		190
Additions	18,365	22,623
Disposal, net		(423)
Amortization	(38,203)	(33,423)
Exchange differences	(400)	(3)
End of the year	44,758	64,996
Purchased software | Cost
Intangible assets
Beginning of the year	111,939	89,561
End of the year	130,304	111,939
Purchased software | Accumulated amortization
Intangible assets
Beginning of the year	(46,940)	(13,529)
End of the year	(85,143)	(46,940)
Purchased software | Exchange difference
Intangible assets
Beginning of the year	(3)
End of the year	(403)	(3)
Development cost in progress
Intangible assets
Beginning of the year	157,429	325,081
Acquisition of subsidiary (Note 33)		1,293
Additions	176,002	191,595
Transfer	(206,712)	(360,540)
Write-off	(5,597)
End of the year	121,122	157,429
Development cost in progress | Cost
Intangible assets
Beginning of the year	157,429	325,081
End of the year	121,122	157,429
Goodwill
Intangible assets
Beginning of the year	289,161	126,015
Acquisition of subsidiary (Note 33)		163,146
End of the year	289,161	289,161
Goodwill | Cost
Intangible assets
Beginning of the year	289,161	126,015
End of the year	289,161	289,161
Business license
Intangible assets
Beginning of the year	97,399	936
Acquisition of subsidiary (Note 33)		103,928
Additions	50,604
Amortization	(23,858)	(7,465)
End of the year	124,145	97,399
Business license | Cost
Intangible assets
Beginning of the year	104,888	960
End of the year	155,492	104,888
Business license | Accumulated amortization
Intangible assets
Beginning of the year	(7,489)	(24)
End of the year	(31,347)	(7,489)
Others
Intangible assets
Beginning of the year	46,431	58,864
Acquisition of subsidiary (Note 33)		9,201
Additions		2,452
Amortization	(25,937)	(24,086)
End of the year	20,494	46,431
Others | Cost
Intangible assets
Beginning of the year	80,263	68,610
End of the year	80,263	80,263
Others | Accumulated amortization
Intangible assets
Beginning of the year	(33,832)	(9,746)
End of the year	¥ (59,769)	¥ (33,832)